Summary of Significant Accounting Policies - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Impairment of Long Lived Assets
Impairment loss recognized	$ 0	$ 0
Income Taxes
Uncertain income tax benefits, interest or penalties	$ 0